Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading (Details) - KRW (₩)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	₩ 196,959,000,000
Net gains and losses on financial assets held for trading (Total)		₩ 6,123,000,000	₩ 185,786,000,000
Financial assets at FVTPL (financial assets held for trading)
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	131,149,000,000
Net gains and losses on financial assets held for trading (Total)		3,442,000,000	9,982,000,000
Securities
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	130,115,000,000
Net gains and losses on financial assets held for trading (Total)		3,069,000,000	9,627,000,000
Securities | Gain on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	137,237,000,000
Net gains and losses on financial assets held for trading (Total)		2,764,000,000	9,323,000,000
Securities | Gain on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	45,105,000,000
Net gains and losses on financial assets held for trading (Total)		20,528,000,000	24,509,000,000
Securities | Loss on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(25,499,000,000)
Net gains and losses on financial assets held for trading (Total)		(13,757,000,000)	(12,681,000,000)
Securities | Loss on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(26,728,000,000)
Net gains and losses on financial assets held for trading (Total)		(6,466,000,000)	(11,524,000,000)
Loans
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	820,000,000
Net gains and losses on financial assets held for trading (Total)		0	0
Loans | Gain on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	1,606,000,000
Net gains and losses on financial assets held for trading (Total)		0	0
Loans | Gain on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	4,136,000,000
Net gains and losses on financial assets held for trading (Total)		0	0
Loans | Loss on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(4,805,000,000)
Net gains and losses on financial assets held for trading (Total)		0	0
Loans | Loss on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(117,000,000)
Net gains and losses on financial assets held for trading (Total)		0	0
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	214,000,000
Net gains and losses on financial assets held for trading (Total)		373,000,000	355,000,000
Other financial assets | Gain on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	2,050,000,000
Net gains and losses on financial assets held for trading (Total)		6,524,000,000	13,628,000,000
Other financial assets | Gain on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	530,000,000
Net gains and losses on financial assets held for trading (Total)		2,353,000,000	2,404,000,000
Other financial assets | Loss on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(2,280,000,000)
Net gains and losses on financial assets held for trading (Total)		(7,885,000,000)	(14,033,000,000)
Other financial assets | Loss on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(86,000,000)
Net gains and losses on financial assets held for trading (Total)		(619,000,000)	(1,644,000,000)
Derivatives (for trading)
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	65,810,000,000
Net gains and losses on financial assets held for trading (Total)		2,681,000,000	175,804,000,000
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(47,663,000,000)
Net gains and losses on financial assets held for trading (Total)		44,880,000,000	22,024,000,000
Interest rates derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	1,255,581,000,000
Net gains and losses on financial assets held for trading (Total)		1,088,192,000,000	1,423,606,000,000
Interest rates derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(1,303,244,000,000)
Net gains and losses on financial assets held for trading (Total)		(1,043,312,000,000)	(1,401,582,000,000)
Currencies derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	113,007,000,000
Net gains and losses on financial assets held for trading (Total)		(155,315,000,000)	121,063,000,000
Currencies derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	4,935,922,000,000
Net gains and losses on financial assets held for trading (Total)		7,253,426,000,000	5,804,420,000,000
Currencies derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(4,822,915,000,000)
Net gains and losses on financial assets held for trading (Total)		(7,408,741,000,000)	(5,683,357,000,000)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	1,574,000,000
Net gains and losses on financial assets held for trading (Total)		113,758,000,000	34,377,000,000
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	486,560,000,000
Net gains and losses on financial assets held for trading (Total)		511,220,000,000	293,657,000,000
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(484,986,000,000)
Net gains and losses on financial assets held for trading (Total)		(397,462,000,000)	(259,280,000,000)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(1,108,000,000)
Net gains and losses on financial assets held for trading (Total)		(642,000,000)	(1,660,000,000)
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	4,138,000,000
Net gains and losses on financial assets held for trading (Total)		4,056,000,000	50,139,000,000
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	₩ (5,246,000,000)
Net gains and losses on financial assets held for trading (Total)		₩ (4,698,000,000)	₩ (51,799,000,000)